Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.6%)
U.S. Government Securities (6.0%)
	United States Treasury Note/Bond	3.750%	4/15/26	1,995	1,939
	United States Treasury Note/Bond	1.250%	4/30/28	3,732	3,193
	United States Treasury Note/Bond	1.250%	6/30/28	2,757	2,344
	United States Treasury Note/Bond	4.125%	8/31/30	8,396	8,008
	United States Treasury Note/Bond	3.875%	8/15/33	20,603	18,961
	United States Treasury Note/Bond	4.375%	2/15/38	8,118	7,560
[1,2]	United States Treasury Note/Bond	4.500%	5/15/38	56,616	53,219
	United States Treasury Note/Bond	4.250%	5/15/39	25,791	23,268
	United States Treasury Note/Bond	4.500%	8/15/39	26,454	24,528
	United States Treasury Note/Bond	4.375%	11/15/39	30,899	28,147
[2]	United States Treasury Note/Bond	1.125%	8/15/40	8,590	4,636
[2]	United States Treasury Note/Bond	1.375%	11/15/40	50,000	28,156
[1]	United States Treasury Note/Bond	4.750%	2/15/41	55,896	52,874
	United States Treasury Note/Bond	4.375%	5/15/41	15,827	14,274
	United States Treasury Note/Bond	2.000%	11/15/41	16,505	10,212
	United States Treasury Note/Bond	2.375%	2/15/42	48,475	31,994
	United States Treasury Note/Bond	3.000%	5/15/42	9,822	7,190
[2]	United States Treasury Note/Bond	3.250%	5/15/42	79,209	60,298
[1]	United States Treasury Note/Bond	3.375%	8/15/42	64,951	50,236
	United States Treasury Note/Bond	2.750%	11/15/42	17,100	11,909
	United States Treasury Note/Bond	3.875%	2/15/43	4,451	3,700
	United States Treasury Note/Bond	3.875%	5/15/43	84,994	70,545
	United States Treasury Note/Bond	4.375%	8/15/43	48,899	43,581
	United States Treasury Note/Bond	3.000%	5/15/45	40,415	28,543
	United States Treasury Note/Bond	2.250%	8/15/46	20,000	11,969
	United States Treasury Note/Bond	3.000%	5/15/47	5,604	3,885
	United States Treasury Note/Bond	2.750%	8/15/47	22,000	14,486
	United States Treasury Note/Bond	3.000%	8/15/48	10,000	6,883
	United States Treasury Note/Bond	3.000%	2/15/49	25,000	17,191
	United States Treasury Note/Bond	2.875%	5/15/49	33,000	22,131
	United States Treasury Note/Bond	2.250%	8/15/49	13,500	7,876
	United States Treasury Note/Bond	2.375%	11/15/49	13,500	8,104
	United States Treasury Note/Bond	1.625%	11/15/50	13,500	6,604
	United States Treasury Note/Bond	2.375%	5/15/51	13,500	8,039
[2]	United States Treasury Note/Bond	2.000%	8/15/51	29,983	16,205
[1]	United States Treasury Note/Bond	2.250%	2/15/52	5,333	3,069
	United States Treasury Note/Bond	2.875%	5/15/52	3,918	2,614
	United States Treasury Note/Bond	3.000%	8/15/52	11,120	7,626
	United States Treasury Note/Bond	4.000%	11/15/52	12,512	10,455
	United States Treasury Note/Bond	3.625%	2/15/53	33,291	25,936
	United States Treasury Note/Bond	3.625%	5/15/53	41,973	32,706
	United States Treasury Note/Bond	4.125%	8/15/53	31,279	26,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	4,233
					826,080
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	31,825
	Tennessee Valley Authority	4.250%	9/15/65	10,000	7,469
					39,294
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	UMBS Pool	2.320%	4/1/36	37,423	26,104
[3,4]	UMBS Pool	2.120%	10/1/36	23,000	15,423
					41,527
Total U.S. Government and Agency Obligations (Cost $1,058,447)					906,901
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	21,675	14,639
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	20,054
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,193)					34,693
Corporate Bonds (79.0%)
Communications (5.1%)
	America Movil SAB de CV	4.375%	4/22/49	34,805	25,964
	AT&T Inc.	5.400%	2/15/34	1,051	966
[5]	AT&T Inc.	3.150%	9/4/36	400	353
	AT&T Inc.	3.500%	6/1/41	10,800	7,218
	AT&T Inc.	4.650%	6/1/44	1,520	1,147
	AT&T Inc.	3.650%	6/1/51	13,690	8,408
	AT&T Inc.	3.500%	9/15/53	11,890	7,002
	AT&T Inc.	3.800%	12/1/57	3,697	2,225
[6]	Cable One Inc.	4.000%	11/15/30	32	24
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	240	220
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	440	363
[7]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	500	396
	Comcast Corp.	5.500%	11/15/32	9,000	8,666
	Comcast Corp.	5.650%	6/15/35	6,493	6,188
	Comcast Corp.	6.500%	11/15/35	4,320	4,410
	Comcast Corp.	3.900%	3/1/38	29,335	22,746
	Comcast Corp.	4.600%	10/15/38	7,024	5,830
	Comcast Corp.	3.250%	11/1/39	5,540	3,816
	Comcast Corp.	3.750%	4/1/40	12,100	8,891
	Comcast Corp.	4.500%	1/15/43	1,184	888
	Comcast Corp.	4.750%	3/1/44	5,045	4,058
	Comcast Corp.	3.400%	7/15/46	14,755	9,475
	Comcast Corp.	4.000%	8/15/47	18,875	13,304
	Comcast Corp.	3.969%	11/1/47	80,688	56,562
	Comcast Corp.	4.700%	10/15/48	6,335	5,053
	Comcast Corp.	3.999%	11/1/49	30,176	21,091
	Comcast Corp.	3.450%	2/1/50	8,500	5,386
	Comcast Corp.	2.887%	11/1/51	43,903	24,214
	Comcast Corp.	2.450%	8/15/52	2,000	1,007
	Comcast Corp.	4.049%	11/1/52	3,837	2,671
	Comcast Corp.	5.350%	5/15/53	32,620	28,059
	Comcast Corp.	2.937%	11/1/56	117,626	62,297
	Comcast Corp.	4.950%	10/15/58	1,266	1,019
	Comcast Corp.	2.650%	8/15/62	3,000	1,460
	Comcast Corp.	2.987%	11/1/63	112,190	57,659
	Comcast Corp.	5.500%	5/15/64	20,920	17,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	CSC Holdings LLC	5.750%	1/15/30	105	55
[6]	CSC Holdings LLC	4.625%	12/1/30	161	81
[6]	CSC Holdings LLC	3.375%	2/15/31	105	67
[6]	Deutsche Telekom AG	3.625%	1/21/50	3,180	2,052
[6]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	295	258
	Discovery Communications LLC	4.650%	5/15/50	9,000	5,924
[6]	DISH DBS Corp.	5.250%	12/1/26	140	113
[6]	DISH DBS Corp.	5.750%	12/1/28	90	64
	DISH DBS Corp.	5.125%	6/1/29	168	86
[6]	DISH Network Corp.	11.750%	11/15/27	215	213
[6]	Frontier Communications Holdings LLC	5.000%	5/1/28	120	104
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	80	60
[6]	Level 3 Financing Inc.	3.400%	3/1/27	15	14
[6]	Level 3 Financing Inc.	4.625%	9/15/27	98	66
[6]	Level 3 Financing Inc.	3.625%	1/15/29	70	36
[6]	Level 3 Financing Inc.	3.875%	11/15/29	45	41
[6]	Level 3 Financing Inc.	10.500%	5/15/30	25	25
	Meta Platforms Inc.	4.450%	8/15/52	11,380	8,607
	Meta Platforms Inc.	5.600%	5/15/53	80,735	72,981
	Meta Platforms Inc.	5.750%	5/15/63	29,380	26,368
	NBCUniversal Media LLC	4.450%	1/15/43	8,827	6,850
[6]	News Corp.	3.875%	5/15/29	340	291
[6]	Nexstar Media Inc.	5.625%	7/15/27	82	74
[6]	Nexstar Media Inc.	4.750%	11/1/28	285	240
	Orange SA	5.375%	1/13/42	1,000	868
	Paramount Global Inc.	4.950%	5/19/50	1,330	842
[6]	Scripps Escrow II Inc.	5.375%	1/15/31	65	40
[6]	Scripps Escrow Inc.	5.875%	7/15/27	155	116
[6]	Sirius XM Radio Inc.	5.000%	8/1/27	99	91
	Telefonica Emisiones SA	4.665%	3/6/38	950	739
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,524
	T-Mobile USA Inc.	3.000%	2/15/41	2,000	1,262
	T-Mobile USA Inc.	6.000%	6/15/54	1,900	1,720
	T-Mobile USA Inc.	5.800%	9/15/62	14,850	12,781
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	3,508
[6]	Univision Communications Inc.	7.375%	6/30/30	155	137
[6]	UPC Broadband Finco BV	4.875%	7/15/31	135	107
[5]	Verizon Communications Inc.	2.875%	1/15/38	500	432
[5]	Verizon Communications Inc.	1.850%	5/18/40	200	142
	Verizon Communications Inc.	3.400%	3/22/41	5,528	3,725
	Verizon Communications Inc.	4.862%	8/21/46	2,280	1,812
[6]	Videotron Ltd.	3.625%	6/15/29	215	181
	Vodafone Group plc	5.625%	2/10/53	3,205	2,694
[5]	Vodafone International Financing DAC	4.000%	2/10/43	200	187
[6]	VZ Secured Financing BV	5.000%	1/15/32	170	129
	Walt Disney Co.	6.200%	12/15/34	3,326	3,371
	Walt Disney Co.	6.400%	12/15/35	15,718	15,989
	Walt Disney Co.	6.650%	11/15/37	2,710	2,818
	Walt Disney Co.	3.500%	5/13/40	48,715	35,010
	Walt Disney Co.	4.750%	9/15/44	10,464	8,541
	Walt Disney Co.	2.750%	9/1/49	58,270	32,583
	Walt Disney Co.	3.600%	1/13/51	2,995	1,979
	Warnermedia Holdings Inc.	5.050%	3/15/42	11,735	8,678
	Warnermedia Holdings Inc.	5.141%	3/15/52	10,715	7,585
	Warnermedia Holdings Inc.	5.391%	3/15/62	1,990	1,394
[6]	WMG Acquisition Corp.	3.750%	12/1/29	580	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Zayo Group Holdings Inc.	4.000%	3/1/27	350	263
					703,292
Consumer Discretionary (5.2%)
[6]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	203	183
	Alibaba Group Holding Ltd.	4.000%	12/6/37	27,000	20,215
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	9,980
	Alibaba Group Holding Ltd.	3.150%	2/9/51	10,000	5,391
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	8,615
	Amazon.com Inc.	3.875%	8/22/37	10,000	8,186
	Amazon.com Inc.	2.875%	5/12/41	4,500	3,019
	Amazon.com Inc.	4.950%	12/5/44	5,860	5,237
	Amazon.com Inc.	4.050%	8/22/47	80,075	61,051
	Amazon.com Inc.	2.500%	6/3/50	28,720	15,869
	Amazon.com Inc.	3.100%	5/12/51	22,740	14,118
	Amazon.com Inc.	3.950%	4/13/52	5,625	4,117
	Amazon.com Inc.	4.250%	8/22/57	46,971	35,530
	Amazon.com Inc.	2.700%	6/3/60	22,830	12,140
	Amazon.com Inc.	3.250%	5/12/61	31,975	19,129
	Amazon.com Inc.	4.100%	4/13/62	33,035	23,738
[6]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	65	54
[3]	American University	3.672%	4/1/49	2,563	1,788
	Asbury Automotive Group Inc.	4.500%	3/1/28	1,130	1,003
[6]	Beacon Roofing Supply Inc.	4.125%	5/15/29	5	4
[6]	Boyne USA Inc.	4.750%	5/15/29	20	17
	Brown University	2.924%	9/1/50	1,600	962
	California Institute of Technology	3.650%	9/1/19	4,242	2,454
[6]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	310	289
[6]	Carnival Corp.	5.750%	3/1/27	295	263
[6]	Carnival Corp.	9.875%	8/1/27	40	42
[6]	Carnival Corp.	4.000%	8/1/28	240	209
[6]	Carnival Corp.	6.000%	5/1/29	65	55
[6]	Carnival Corp.	10.500%	6/1/30	10	10
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	70	75
	Case Western Reserve University	5.405%	6/1/22	1,893	1,555
[6]	CDI Escrow Issuer Inc.	5.750%	4/1/30	25	22
[6]	Churchill Downs Inc.	5.500%	4/1/27	210	197
[6]	Churchill Downs Inc.	4.750%	1/15/28	288	259
[6]	Clarios Global LP	6.750%	5/15/25	31	31
[6]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	125	123
	Dana Inc.	4.500%	2/15/32	160	125
[3]	Duke University	2.682%	10/1/44	3,100	1,970
[3]	Duke University	2.832%	10/1/55	10,635	6,031
[6]	ERAC USA Finance LLC	7.000%	10/15/37	2,850	2,962
[6]	ERAC USA Finance LLC	5.400%	5/1/53	3,072	2,651
	Ford Foundation	2.815%	6/1/70	1,950	993
	Ford Motor Co.	9.625%	4/22/30	10	11
	Ford Motor Credit Co. LLC	3.815%	11/2/27	195	174
	Ford Motor Credit Co. LLC	6.800%	5/12/28	165	165
	Ford Motor Credit Co. LLC	2.900%	2/10/29	580	474
	Ford Motor Credit Co. LLC	7.200%	6/10/30	85	85
	General Motors Co.	5.150%	4/1/38	1,000	804
	General Motors Co.	5.200%	4/1/45	1,500	1,111
	General Motors Co.	5.400%	4/1/48	1,000	751
	General Motors Co.	5.950%	4/1/49	2,000	1,619
	George Washington University	4.300%	9/15/44	2,890	2,233
	Georgetown University	4.315%	4/1/49	14,755	11,257
	Georgetown University	2.943%	4/1/50	18,790	10,925
	Georgetown University	5.215%	10/1/18	5,945	4,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	15	15
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	145	125
[6]	Hanesbrands Inc.	9.000%	2/15/31	215	200
	Home Depot Inc.	5.875%	12/16/36	2,595	2,570
	Home Depot Inc.	3.300%	4/15/40	1,000	707
	Home Depot Inc.	5.400%	9/15/40	947	867
	Home Depot Inc.	5.950%	4/1/41	18,480	17,911
	Home Depot Inc.	4.875%	2/15/44	45,115	37,955
	Home Depot Inc.	4.400%	3/15/45	12,900	10,100
	Home Depot Inc.	4.250%	4/1/46	21,515	16,357
	Home Depot Inc.	3.900%	6/15/47	31,240	22,367
	Home Depot Inc.	4.500%	12/6/48	12,020	9,467
	Home Depot Inc.	3.125%	12/15/49	1,450	882
	Home Depot Inc.	3.350%	4/15/50	4,030	2,565
	Home Depot Inc.	2.375%	3/15/51	500	255
	Home Depot Inc.	2.750%	9/15/51	26,130	14,561
	Home Depot Inc.	3.625%	4/15/52	3,120	2,079
	Home Depot Inc.	3.500%	9/15/56	947	600
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	3,331
[3]	Johns Hopkins University	2.813%	1/1/60	2,000	1,097
	Leland Stanford Junior University	3.647%	5/1/48	16,833	12,165
	Leland Stanford Junior University	2.413%	6/1/50	1,600	874
[6]	Lithia Motors Inc.	4.625%	12/15/27	600	542
[6]	Lithia Motors Inc.	3.875%	6/1/29	558	462
[6]	Lithia Motors Inc.	4.375%	1/15/31	500	405
[6]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	28
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	327
[6]	Live Nation Entertainment Inc.	3.750%	1/15/28	10	9
	Lowe's Cos. Inc.	5.125%	4/15/50	1,905	1,531
	Lowe's Cos. Inc.	4.250%	4/1/52	1,525	1,056
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	19,972
	Massachusetts Institute of Technology	2.989%	7/1/50	1,600	1,001
	Massachusetts Institute of Technology	3.067%	4/1/52	1,600	994
	Massachusetts Institute of Technology	5.600%	7/1/11	1,920	1,800
	Massachusetts Institute of Technology	4.678%	7/1/14	1,305	1,014
[6]	Mattel Inc.	5.875%	12/15/27	22	21
	McDonald's Corp.	3.625%	9/1/49	4,400	2,916
	McDonald's Corp.	5.450%	8/14/53	24,590	21,649
[6]	Meritage Homes Corp.	3.875%	4/15/29	440	370
[6]	NCL Corp. Ltd.	5.875%	2/15/27	135	124
[6]	NCL Corp. Ltd.	7.750%	2/15/29	75	65
	Newell Brands Inc.	6.375%	9/15/27	125	117
	Newell Brands Inc.	6.625%	9/15/29	90	83
	NIKE Inc.	3.625%	5/1/43	10,604	7,851
	NIKE Inc.	3.375%	11/1/46	19,180	12,966
[6]	Nissan Motor Co. Ltd.	4.810%	9/17/30	35	30
[3]	Northeastern University	2.894%	10/1/50	17,647	10,254
[6]	Ontario Gaming GTA LP	8.000%	8/1/30	40	39
[6]	Penn National Gaming Inc.	5.625%	1/15/27	45	41
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	2,458
[6]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	3,906
	President and Fellows of Harvard College	4.875%	10/15/40	750	669
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	11,643
	President and Fellows of Harvard College	3.745%	11/15/52	31,590	22,690
[5]	Robert Bosch GmbH	4.375%	6/2/43	200	199
	Rockefeller Foundation	2.492%	10/1/50	38,532	21,121
[6]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	36	37
[6]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	24	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Service Corp. International	4.000%	5/15/31	10	8
	Starbucks Corp.	4.500%	11/15/48	3,815	2,894
[6]	Studio City Co. Ltd.	7.000%	2/15/27	105	98
	Thomas Jefferson University	3.847%	11/1/57	25,885	16,127
	Trustees of Princeton University	2.516%	7/1/50	3,115	1,799
	Trustees of Princeton University	4.201%	3/1/52	18,865	14,775
[3]	University of Chicago	2.761%	4/1/45	11,735	8,054
[3]	University of Chicago	2.547%	4/1/50	10,000	5,826
	University of Chicago	3.000%	10/1/52	5,695	3,524
[3]	University of Southern California	3.028%	10/1/39	2,500	1,810
	University of Southern California	4.976%	10/1/53	17,610	15,244
[5]	Volkswagen International Finance NV	1.500%	1/21/41	100	62
	Washington University	3.524%	4/15/54	2,300	1,560
	Washington University	4.349%	4/15/22	1,830	1,285
[6]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	22,878
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	240	212
	Yale University	2.402%	4/15/50	19,845	10,889
					717,428
Consumer Staples (5.2%)
	Altria Group Inc.	5.800%	2/14/39	5,250	4,659
	Altria Group Inc.	3.400%	2/4/41	3,750	2,295
	Altria Group Inc.	4.450%	5/6/50	1,130	746
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	23,950	21,065
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	64,315	53,496
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,000	1,620
[5]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	600	566
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,500	4,545
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	14,473
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,000	5,531
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	6,588	5,321
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,800	3,262
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	40,225	32,659
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	3,130	2,418
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	62,770	56,922
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,685	2,144
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	12,685	10,086
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,805	3,507
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	14,944
	Archer-Daniels-Midland Co.	2.700%	9/15/51	21,850	12,293
[6]	B&G Foods Inc.	8.000%	9/15/28	40	39
[6]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	12,715	11,240
	Bat Capital Corp.	7.079%	8/2/43	1,800	1,639
	Bat Capital Corp.	7.081%	8/2/53	2,190	1,953
	BAT Capital Corp.	4.390%	8/15/37	1,375	999
	BAT Capital Corp.	4.540%	8/15/47	3,535	2,283
	BAT Capital Corp.	4.758%	9/6/49	5,915	3,922
[7]	BAT International Finance plc	2.250%	9/9/52	300	137
[6]	Cargill Inc.	4.760%	11/23/45	20,000	16,182
[6]	Cargill Inc.	3.125%	5/25/51	13,715	8,303
[6]	Cargill Inc.	4.375%	4/22/52	6,210	4,745
	Coca-Cola Co.	2.875%	5/5/41	10,925	7,355
	Coca-Cola Co.	2.600%	6/1/50	30,500	17,355
	Coca-Cola Co.	3.000%	3/5/51	37,160	23,103
	Coca-Cola Co.	2.500%	3/15/51	17,750	9,792
[6]	Coty Inc.	5.000%	4/15/26	15	14

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	30	29
	Diageo Capital plc	5.500%	1/24/33	1,640	1,598
[6]	Energizer Holdings Inc.	4.750%	6/15/28	310	266
	Estee Lauder Cos. Inc.	5.150%	5/15/53	17,425	14,921
	Hershey Co.	3.125%	11/15/49	25,500	15,803
	J M Smucker Co.	6.500%	11/15/43	1,455	1,379
	J M Smucker Co.	6.500%	11/15/53	1,455	1,372
[6]	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL	7.250%	11/15/53	2,300	2,043
	Kenvue Inc.	5.100%	3/22/43	12,905	11,408
	Kenvue Inc.	5.050%	3/22/53	20,555	17,658
	Kenvue Inc.	5.200%	3/22/63	13,235	11,243
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	756
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	9,245
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	1,683
[6]	Lamb Weston Holdings Inc.	4.875%	5/15/28	145	134
[6]	Nestle Holdings Inc.	3.900%	9/24/38	38,975	31,394
[6]	Nestle Holdings Inc.	4.000%	9/24/48	22,130	16,686
	Pepsico Inc.	4.200%	7/18/52	2,475	1,912
	PepsiCo Inc.	4.450%	4/14/46	4,784	3,898
	PepsiCo Inc.	3.375%	7/29/49	4,814	3,240
	PepsiCo Inc.	2.875%	10/15/49	3,113	1,892
	PepsiCo Inc.	2.750%	10/21/51	17,180	9,958
	PepsiCo Inc.	4.650%	2/15/53	59,960	50,248
[6]	Performance Food Group Inc.	6.875%	5/1/25	80	80
[6]	Performance Food Group Inc.	4.250%	8/1/29	40	34
	Philip Morris International Inc.	6.375%	5/16/38	14,871	14,732
[5]	Philip Morris International Inc.	1.450%	8/1/39	600	357
	Philip Morris International Inc.	4.375%	11/15/41	4,890	3,675
	Philip Morris International Inc.	3.875%	8/21/42	6,750	4,737
	Philip Morris International Inc.	4.125%	3/4/43	26,645	19,091
	Philip Morris International Inc.	4.875%	11/15/43	9,345	7,424
	Philip Morris International Inc.	4.250%	11/10/44	4,290	3,091
[6]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	20,258
	Target Corp.	3.900%	11/15/47	2,000	1,433
	Target Corp.	2.950%	1/15/52	23,895	13,756
	Target Corp.	4.800%	1/15/53	2,370	1,928
	Unilever Capital Corp.	2.625%	8/12/51	2,000	1,131
[6]	United Natural Foods Inc.	6.750%	10/15/28	81	63
	Walmart Inc.	3.950%	6/28/38	3,837	3,156
	Walmart Inc.	5.625%	4/1/40	1,840	1,781
	Walmart Inc.	5.625%	4/15/41	5,585	5,428
	Walmart Inc.	4.000%	4/11/43	1,326	1,033
	Walmart Inc.	3.625%	12/15/47	13,145	9,326
	Walmart Inc.	2.950%	9/24/49	3,758	2,336
	Walmart Inc.	4.500%	9/9/52	22,420	18,190
	Walmart Inc.	4.500%	4/15/53	20,880	16,928
					720,347
Energy (5.9%)
[6]	Antero Resources Corp.	5.375%	3/1/30	150	137
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,500	1,782
	BP Capital Markets America Inc.	3.060%	6/17/41	25,555	16,939
	BP Capital Markets America Inc.	3.000%	2/24/50	9,160	5,410
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	20,731
	BP Capital Markets America Inc.	2.939%	6/4/51	64,545	37,216
	BP Capital Markets America Inc.	3.001%	3/17/52	32,280	18,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.379%	2/8/61	51,895	30,947
[5]	BP Capital Markets BV	4.323%	5/12/35	300	305
	Burlington Resources LLC	5.950%	10/15/36	2,000	1,978
	Chevron Corp.	3.078%	5/11/50	19,305	12,119
[6]	Civitas Resources Inc.	8.750%	7/1/31	75	76
[6]	CNX Resources Corp.	7.375%	1/15/31	65	62
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	9,445	8,691
	ConocoPhillips Co.	3.758%	3/15/42	7,900	5,733
	ConocoPhillips Co.	4.300%	11/15/44	9,348	7,187
	ConocoPhillips Co.	5.950%	3/15/46	1,000	942
	ConocoPhillips Co.	3.800%	3/15/52	41,665	28,401
	ConocoPhillips Co.	5.300%	5/15/53	22,090	19,074
	ConocoPhillips Co.	5.550%	3/15/54	16,680	14,934
	ConocoPhillips Co.	4.025%	3/15/62	37,905	25,717
	ConocoPhillips Co.	5.700%	9/15/63	12,740	11,487
[6]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	95	94
[6]	DCP Midstream Operating LP	6.750%	9/15/37	6,085	5,998
	DCP Midstream Operating LP	5.600%	4/1/44	2,270	1,913
[6]	DT Midstream Inc.	4.125%	6/15/29	445	383
[6]	DT Midstream Inc.	4.375%	6/15/31	175	146
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	10,690	7,330
[6]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	144
	Energy Transfer LP	6.550%	12/1/33	6,815	6,714
	Energy Transfer LP	5.000%	5/15/50	3,000	2,249
[6]	EnLink Midstream LLC	5.625%	1/15/28	50	47
	EnLink Midstream LLC	5.375%	6/1/29	125	115
	Enterprise Products Operating LLC	5.100%	2/15/45	5,695	4,845
	Enterprise Products Operating LLC	4.900%	5/15/46	3,375	2,778
	Enterprise Products Operating LLC	4.200%	1/31/50	21,500	15,762
	Enterprise Products Operating LLC	3.700%	1/31/51	1,540	1,032
	Enterprise Products Operating LLC	3.200%	2/15/52	4,000	2,419
	Enterprise Products Operating LLC	3.300%	2/15/53	1,800	1,103
	Enterprise Products Operating LLC	4.950%	10/15/54	1,500	1,213
	Enterprise Products Operating LLC	3.950%	1/31/60	2,000	1,347
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,354
	EOG Resources Inc.	4.950%	4/15/50	16,580	13,955
[6]	EQM Midstream Partners LP	7.500%	6/1/27	85	84
[6]	EQM Midstream Partners LP	6.500%	7/1/27	145	142
	EQM Midstream Partners LP	5.500%	7/15/28	170	159
[6]	EQM Midstream Partners LP	7.500%	6/1/30	85	84
	Equinor ASA	3.625%	4/6/40	19,225	14,272
	Equinor ASA	4.250%	11/23/41	1,944	1,546
	Equinor ASA	3.950%	5/15/43	35,350	26,743
	Equinor ASA	3.250%	11/18/49	18,640	11,840
	Equinor ASA	3.700%	4/6/50	19,800	13,730
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	3,602
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	4,066
	Exxon Mobil Corp.	3.567%	3/6/45	7,700	5,400
	Exxon Mobil Corp.	4.114%	3/1/46	26,020	19,846
	Exxon Mobil Corp.	3.095%	8/16/49	14,590	9,053
	Exxon Mobil Corp.	4.327%	3/19/50	66,961	51,951
	Exxon Mobil Corp.	3.452%	4/15/51	29,295	19,249
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	22,101	16,313
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	20	20
[3,6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	7,850	7,300
[3,6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	20,280	18,858
	Halliburton Co.	4.500%	11/15/41	960	742
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	32

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	39
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,118
[6]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	1,625
	Nustar Logistics LP	6.375%	10/1/30	140	130
[6]	Permian Resources Operating LLC	7.750%	2/15/26	120	120
[6]	Permian Resources Operating LLC	5.875%	7/1/29	285	266
	Petroleos del Peru SA	5.625%	6/19/47	4,570	2,512
	Petroleos Mexicanos	6.500%	6/2/41	711	417
	Petroleos Mexicanos	6.375%	1/23/45	77	43
	Petroleos Mexicanos	6.750%	9/21/47	397	226
	Petroleos Mexicanos	6.950%	1/28/60	912	516
	Petronas Capital Ltd.	3.500%	4/21/30	8,245	7,185
	Shell International Finance BV	4.125%	5/11/35	19,405	16,562
	Shell International Finance BV	6.375%	12/15/38	4,211	4,307
	Shell International Finance BV	5.500%	3/25/40	13,990	13,062
	Shell International Finance BV	2.875%	11/26/41	15,345	9,955
	Shell International Finance BV	3.625%	8/21/42	1,000	723
	Shell International Finance BV	4.550%	8/12/43	15,195	12,336
	Shell International Finance BV	4.375%	5/11/45	42,595	33,302
	Shell International Finance BV	4.000%	5/10/46	37,137	27,325
	Shell International Finance BV	3.750%	9/12/46	63,375	44,346
	Shell International Finance BV	3.125%	11/7/49	5,000	3,074
	Shell International Finance BV	3.250%	4/6/50	16,730	10,565
	Shell International Finance BV	3.000%	11/26/51	33,789	19,909
	Suncor Energy Inc.	3.750%	3/4/51	325	206
	Targa Resources Corp.	6.500%	2/15/53	4,565	4,167
	Total Capital International SA	2.986%	6/29/41	28,045	18,513
	Total Energies Capital International SA	3.461%	7/12/49	500	331
	Total Energies Capital International SA	3.127%	5/29/50	28,725	17,566
[6]	Transocean Inc.	8.750%	2/15/30	237	237
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	20	20
[6]	Valaris Ltd.	8.375%	4/30/30	105	103
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	240	200
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	45	42
[6]	Venture Global LNG Inc.	8.375%	6/1/31	200	191
					815,861
Financials (16.0%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	4,293
	Aflac Inc.	4.000%	10/15/46	900	621
	Aflac Inc.	4.750%	1/15/49	800	636
	Allstate Corp.	5.250%	3/30/33	7,110	6,555
	Allstate Corp.	4.200%	12/15/46	12,485	8,762
	American International Group Inc.	4.375%	6/30/50	3,305	2,417
	Arthur J Gallagher & Co.	6.750%	2/15/54	3,800	3,732
	Bank of America Corp.	5.872%	9/15/34	20,935	19,722
	Bank of America Corp.	6.110%	1/29/37	3,957	3,760
	Bank of America Corp.	4.244%	4/24/38	68,876	54,344
	Bank of America Corp.	7.750%	5/14/38	2,300	2,463
	Bank of America Corp.	4.078%	4/23/40	23,960	18,040
	Bank of America Corp.	2.676%	6/19/41	64,163	39,075
	Bank of America Corp.	5.875%	2/7/42	4,000	3,745
	Bank of America Corp.	3.311%	4/22/42	57,690	38,272
	Bank of America Corp.	4.443%	1/20/48	27,655	20,884
	Bank of America Corp.	3.946%	1/23/49	64,760	45,089
	Bank of America Corp.	4.330%	3/15/50	22,971	16,892
	Bank of America Corp.	4.083%	3/20/51	31,765	22,283
	Bank of America Corp.	2.831%	10/24/51	22,445	12,403
	Bank of America Corp.	2.972%	7/21/52	4,000	2,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	6.474%	10/25/34	34,275	34,377
	Barclays plc	7.119%	6/27/34	6,280	5,845
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	1,652
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,612
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,000	3,063
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	20,000	15,465
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,000	1,720
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	8,900	6,207
[6]	BPCE SA	7.003%	10/19/34	22,215	21,634
	Capital One Financial Corp.	6.377%	6/8/34	7,810	7,125
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,158
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,125	15,712
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,000	583
	Chubb INA Holdings Inc.	3.050%	12/15/61	7,235	4,073
	Citigroup Inc.	6.174%	5/25/34	2,670	2,490
	Citigroup Inc.	3.878%	1/24/39	63,980	48,027
	Citigroup Inc.	8.125%	7/15/39	2,000	2,255
	Citigroup Inc.	5.316%	3/26/41	10,000	8,634
	Citigroup Inc.	5.875%	1/30/42	6,270	5,809
	Citigroup Inc.	4.650%	7/30/45	10,342	7,939
	Citigroup Inc.	4.650%	7/23/48	6,703	5,152
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,256
	Corebridge Financial Inc.	3.900%	4/5/32	2,610	2,135
	Corebridge Financial Inc.	4.350%	4/5/42	4,000	2,897
	Corebridge Financial Inc.	4.400%	4/5/52	3,990	2,755
[6]	FMR LLC	6.450%	11/15/39	16,010	15,166
	GATX Corp.	3.100%	6/1/51	2,725	1,480
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	2,400	2,237
	Goldman Sachs Group Inc.	6.561%	10/24/34	13,995	13,917
[7]	Goldman Sachs Group Inc.	6.875%	1/18/38	400	468
	Goldman Sachs Group Inc.	4.017%	10/31/38	115,440	87,418
	Goldman Sachs Group Inc.	4.411%	4/23/39	31,315	24,803
	Goldman Sachs Group Inc.	6.250%	2/1/41	6,200	6,001
	Goldman Sachs Group Inc.	3.210%	4/22/42	2,300	1,495
	Goldman Sachs Group Inc.	2.908%	7/21/42	20,480	12,624
	Goldman Sachs Group Inc.	3.436%	2/24/43	20,660	13,635
	Goldman Sachs Group Inc.	4.800%	7/8/44	4,600	3,644
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,000	1,623
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,000	799
	HSBC Holdings plc	7.625%	5/17/32	3,010	2,979
	HSBC Holdings plc	6.547%	6/20/34	14,965	13,953
	HSBC Holdings plc	6.500%	9/15/37	20,523	18,597
	HSBC Holdings plc	6.800%	6/1/38	38,749	36,056
	HSBC Holdings plc	6.100%	1/14/42	1,500	1,443
	HSBC Holdings plc	6.332%	3/9/44	34,075	31,605
	HSBC Holdings plc	5.250%	3/14/44	2,200	1,769
	Huntington Bancshares Inc.	5.023%	5/17/33	3,800	3,256
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	626
	Intercontinental Exchange Inc.	4.250%	9/21/48	9,125	6,754
	Intercontinental Exchange Inc.	3.000%	6/15/50	11,420	6,635
	Intercontinental Exchange Inc.	4.950%	6/15/52	57,395	47,037
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,211	1,184
	Intercontinental Exchange Inc.	5.200%	6/15/62	44,205	36,519
	Invesco Finance plc	5.375%	11/30/43	5,163	4,391
[5]	JAB Holdings BV	2.250%	12/19/39	400	278
	JPMorgan Chase & Co.	5.350%	6/1/34	14,860	13,699
	JPMorgan Chase & Co.	6.254%	10/23/34	36,090	35,593
	JPMorgan Chase & Co.	6.400%	5/15/38	25,899	26,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.882%	7/24/38	49,712	38,036
	JPMorgan Chase & Co.	5.500%	10/15/40	24,480	22,288
	JPMorgan Chase & Co.	3.109%	4/22/41	18,000	11,952
	JPMorgan Chase & Co.	5.600%	7/15/41	6,286	5,784
	JPMorgan Chase & Co.	5.400%	1/6/42	2,730	2,456
	JPMorgan Chase & Co.	3.157%	4/22/42	27,500	18,105
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	27,276
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	23,318
	JPMorgan Chase & Co.	3.964%	11/15/48	107,270	74,990
	JPMorgan Chase & Co.	3.897%	1/23/49	44,655	30,882
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	11,292
	JPMorgan Chase & Co.	3.328%	4/22/52	28,605	17,542
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	205	165
[6]	LSEGA Financing plc	3.200%	4/6/41	23,170	15,439
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,000	760
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,200	886
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,500	2,054
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	700	391
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,500	1,470
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	9,300	8,190
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	1,200	1,102
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	4,468
[6]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,195	8,567
	MetLife Inc.	6.375%	6/15/34	3,000	3,021
	MetLife Inc.	4.125%	8/13/42	41,031	30,633
	MetLife Inc.	4.875%	11/13/43	10,000	8,167
	MetLife Inc.	4.600%	5/13/46	1,500	1,174
	MetLife Inc.	5.000%	7/15/52	4,000	3,228
	MetLife Inc.	5.250%	1/15/54	26,310	22,004
[6]	Midcap Financial Issuer Trust	5.625%	1/15/30	177	137
[5]	Morgan Stanley	5.148%	1/25/34	300	323
	Morgan Stanley	5.424%	7/21/34	17,260	15,752
	Morgan Stanley	6.627%	11/1/34	24,170	24,199
	Morgan Stanley	5.948%	1/19/38	8,990	8,180
[8]	Morgan Stanley	3.971%	7/22/38	83,115	62,920
	Morgan Stanley	4.457%	4/22/39	2,000	1,602
	Morgan Stanley	3.217%	4/22/42	3,000	1,981
	Morgan Stanley	6.375%	7/24/42	37,300	36,940
	Morgan Stanley	4.300%	1/27/45	16,955	12,742
	Morgan Stanley	4.375%	1/22/47	5,600	4,180
	Morgan Stanley	5.597%	3/24/51	1,950	1,743
	Morgan Stanley	2.802%	1/25/52	1,000	551
	Nasdaq Inc.	5.550%	2/15/34	5,000	4,634
	Nasdaq Inc.	2.500%	12/21/40	6,042	3,531
	Nasdaq Inc.	3.950%	3/7/52	1,000	659
	Nasdaq Inc.	5.950%	8/15/53	6,110	5,454
	Nasdaq Inc.	6.100%	6/28/63	8,855	7,832
[6]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	19,046	22,325
[6]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	9,903
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	13,720	9,344
	Navient Corp.	9.375%	7/25/30	50	47
[6]	New York Life Insurance Co.	5.875%	5/15/33	36,125	34,932
[6]	New York Life Insurance Co.	4.450%	5/15/69	2,500	1,730
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	6,037
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	19,856
	OneMain Finance Corp.	3.500%	1/15/27	140	119
	PNC Financial Services Group Inc.	6.875%	10/20/34	14,963	14,954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	4.125%	4/15/47	1,800	1,332
	Progressive Corp.	3.950%	3/26/50	1,000	711
	Progressive Corp.	3.700%	3/15/52	700	470
	Prudential Financial Inc.	3.000%	3/10/40	1,000	664
	Prudential Financial Inc.	4.600%	5/15/44	1,769	1,388
	Prudential Financial Inc.	3.905%	12/7/47	1,920	1,309
	Prudential Financial Inc.	4.418%	3/27/48	390	289
	Prudential Financial Inc.	3.935%	12/7/49	2,110	1,430
	Prudential Financial Inc.	4.350%	2/25/50	2,098	1,537
	Prudential Financial Inc.	3.700%	3/13/51	5,284	3,451
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	4,190	3,924
[6]	Teachers Insurance & Annuity Assn. of America	3.300%	5/15/50	16,150	9,704
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	902
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	2,045
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	1,894
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	11,014
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	24,646
	Travelers Cos. Inc.	5.450%	5/25/53	12,875	11,547
[6]	UBS Group AG	5.959%	1/12/34	10,140	9,436
[6]	UBS Group AG	6.301%	9/22/34	16,165	15,312
	UBS Group AG	4.875%	5/15/45	4,000	3,185
	Wachovia Corp.	5.500%	8/1/35	2,322	2,067
	Wells Fargo & Co.	3.350%	3/2/33	30,000	23,623
	Wells Fargo & Co.	4.897%	7/25/33	8,100	7,118
	Wells Fargo & Co.	5.557%	7/25/34	43,375	39,729
	Wells Fargo & Co.	6.491%	10/23/34	25,205	24,770
	Wells Fargo & Co.	3.068%	4/30/41	13,410	8,569
	Wells Fargo & Co.	5.375%	11/2/43	50,467	41,459
	Wells Fargo & Co.	5.606%	1/15/44	117,092	98,627
	Wells Fargo & Co.	4.650%	11/4/44	4,127	3,040
	Wells Fargo & Co.	3.900%	5/1/45	4,087	2,839
	Wells Fargo & Co.	4.900%	11/17/45	21,949	16,707
	Wells Fargo & Co.	4.400%	6/14/46	27,292	19,068
	Wells Fargo & Co.	4.750%	12/7/46	46,559	34,256
	Wells Fargo & Co.	5.013%	4/4/51	51,480	40,832
	Wells Fargo & Co.	4.611%	4/25/53	16,100	11,862
	Wells Fargo Bank NA	6.600%	1/15/38	3,000	2,941
					2,201,647
Health Care (11.6%)
	Abbott Laboratories	4.750%	11/30/36	3,000	2,740
	Abbott Laboratories	5.300%	5/27/40	15,015	14,048
	Abbott Laboratories	4.900%	11/30/46	59,115	50,941
	AbbVie Inc.	4.300%	5/14/36	1,000	848
	AbbVie Inc.	4.850%	6/15/44	20,000	16,708
	AdventHealth Obligated Group	2.795%	11/15/51	3,000	1,702
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	5,610
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	9,756
[3]	Allina Health System	3.887%	4/15/49	3,569	2,537
	Amgen Inc.	4.950%	10/1/41	2,415	1,992
	Amgen Inc.	5.600%	3/2/43	4,901	4,369
	Amgen Inc.	4.400%	5/1/45	1,020	766
	Amgen Inc.	4.875%	3/1/53	9,150	7,152
	Amgen Inc.	5.650%	3/2/53	20,190	17,749
	Amgen Inc.	5.750%	3/2/63	5,770	4,994
	Ascension Health	3.106%	11/15/39	3,000	2,083
	AstraZeneca plc	4.375%	11/16/45	9,000	7,153
	AstraZeneca plc	3.000%	5/28/51	20,190	12,444
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	1,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	875
	Baxter International Inc.	3.132%	12/1/51	21,800	11,995
	Baylor Scott & White Holdings	2.839%	11/15/50	12,850	7,336
[5]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	300	185
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,255	6,104
	Boston Scientific Corp.	4.700%	3/1/49	2,280	1,815
	Bristol-Myers Squibb Co.	4.125%	6/15/39	21,177	16,795
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	16,984
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,300	2,511
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	612
	Bristol-Myers Squibb Co.	4.250%	10/26/49	97,990	72,953
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,180	1,694
	Bristol-Myers Squibb Co.	3.700%	3/15/52	16,130	10,829
[9]	Bristol-Myers Squibb Co.	6.250%	11/15/53	22,360	22,129
	Bristol-Myers Squibb Co.	3.900%	3/15/62	39,835	26,049
[9]	Bristol-Myers Squibb Co.	6.400%	11/15/63	23,715	23,570
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	125	99
[6]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	70	55
	Children's Health System of Texas	2.511%	8/15/50	2,500	1,315
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	694
	City of Hope	5.623%	11/15/43	1,944	1,692
	City of Hope	4.378%	8/15/48	1,671	1,204
	CommonSpirit Health	4.187%	10/1/49	1,412	988
[6]	CSL Finance plc	4.750%	4/27/52	14,200	11,346
	CVS Health Corp.	2.700%	8/21/40	2,100	1,270
	CVS Health Corp.	5.125%	7/20/45	3,805	3,035
	CVS Health Corp.	5.875%	6/1/53	7,790	6,816
	Danaher Corp.	2.600%	10/1/50	2,000	1,098
	Danaher Corp.	2.800%	12/10/51	2,275	1,279
[6]	DaVita Inc.	3.750%	2/15/31	140	101
	Dignity Health	4.500%	11/1/42	1,041	789
	Dignity Health	5.267%	11/1/64	758	610
	Elevance Health Inc.	6.100%	10/15/52	3,130	2,959
[5]	Eli Lilly & Co.	1.700%	11/1/49	400	257
	Eli Lilly & Co.	2.250%	5/15/50	2,000	1,064
	Eli Lilly & Co.	4.875%	2/27/53	6,060	5,246
	Eli Lilly & Co.	4.950%	2/27/63	10,460	8,892
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	65	63
	GE HealthCare Technologies Inc.	6.377%	11/22/52	5,320	5,158
	Gilead Sciences Inc.	5.550%	10/15/53	10,145	9,166
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	33,294	34,619
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	1,599
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	724
	Inova Health System Foundation	4.068%	5/15/52	11,245	8,357
[6]	IQVIA Inc.	6.500%	5/15/30	105	102
	Johnson & Johnson	3.550%	3/1/36	22,310	18,243
	Johnson & Johnson	3.625%	3/3/37	48,652	39,450
	Johnson & Johnson	3.400%	1/15/38	43,125	33,505
	Johnson & Johnson	2.100%	9/1/40	3,250	1,974
	Johnson & Johnson	3.750%	3/3/47	16,965	12,554
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	11,129
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,390	8,851
	Kaiser Foundation Hospitals	4.150%	5/1/47	17,944	13,509
	Kaiser Foundation Hospitals	3.002%	6/1/51	45,155	26,436
	Mass General Brigham Inc.	3.192%	7/1/49	12,725	7,895
	Mass General Brigham Inc.	3.342%	7/1/60	39,084	23,087
	Mayo Clinic	3.774%	11/15/43	11,795	8,862
	Mayo Clinic	3.196%	11/15/61	23,785	13,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Medline Borrower LP	3.875%	4/1/29	90	76
[6]	Medline Borrower LP	5.250%	10/1/29	35	30
	Medtronic Inc.	4.375%	3/15/35	4,115	3,598
	Medtronic Inc.	4.625%	3/15/45	4,400	3,628
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,459
	Merck & Co. Inc.	3.900%	3/7/39	4,400	3,494
	Merck & Co. Inc.	4.900%	5/17/44	19,955	17,262
	Merck & Co. Inc.	3.700%	2/10/45	70,945	50,857
	Merck & Co. Inc.	4.000%	3/7/49	7,784	5,745
	Merck & Co. Inc.	2.750%	12/10/51	23,400	13,194
	Merck & Co. Inc.	5.000%	5/17/53	48,795	41,677
	Merck & Co. Inc.	2.900%	12/10/61	2,180	1,171
	Merck & Co. Inc.	5.150%	5/17/63	17,520	14,924
	Mount Sinai Hospital	3.391%	7/1/50	2,000	1,204
	New York and Presbyterian Hospital	2.256%	8/1/40	4,777	2,835
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	9,068
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	2,641
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	3,942
	Northwell Healthcare Inc.	4.800%	11/1/42	1,041	823
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,353
	Northwell Healthcare Inc.	4.260%	11/1/47	947	678
	Northwell Healthcare Inc.	3.809%	11/1/49	2,284	1,485
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	1,952
	Novant Health Inc.	2.637%	11/1/36	2,000	1,389
	Novant Health Inc.	3.168%	11/1/51	5,500	3,316
	Novant Health Inc.	3.318%	11/1/61	26,665	15,353
	Novartis Capital Corp.	4.400%	5/6/44	24,840	20,274
	NYU Langone Hospitals	4.784%	7/1/44	1,944	1,575
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,071
[6]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	168	145
[6]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	70	55
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	850
[6]	Owens & Minor Inc.	6.625%	4/1/30	20	18
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	4,518
	PeaceHealth Obligated Group	4.787%	11/15/48	1,515	1,163
	Pfizer Inc.	4.100%	9/15/38	20,280	16,361
	Pfizer Inc.	3.900%	3/15/39	34,185	26,742
	Pfizer Inc.	7.200%	3/15/39	33,687	37,016
	Pfizer Inc.	2.550%	5/28/40	5,000	3,173
	Pfizer Inc.	4.300%	6/15/43	2,865	2,270
	Pfizer Inc.	4.400%	5/15/44	8,165	6,610
	Pfizer Inc.	4.125%	12/15/46	7,734	5,853
	Pfizer Inc.	4.200%	9/15/48	16,686	12,786
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	53,140	46,642
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	48,805	42,697
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	49,085	42,050
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,222
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	3,080
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	8,725	4,375
[6]	Roche Holdings Inc.	2.607%	12/13/51	37,700	20,874
	Stanford Health Care	3.027%	8/15/51	25,000	14,871
[6]	Star Parent Inc.	9.000%	10/1/30	60	60
	Sutter Health	3.161%	8/15/40	22,915	15,271
	Sutter Health	3.361%	8/15/50	11,962	7,412
	Sutter Health	5.547%	8/15/53	6,485	5,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	4.875%	1/1/26	192	184
	Tenet Healthcare Corp.	6.250%	2/1/27	90	86
	Tenet Healthcare Corp.	4.250%	6/1/29	133	114
[6]	Tenet Healthcare Corp.	6.750%	5/15/31	130	123
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	30	26
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	65	64
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	250	247
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	29	17
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	5,460	3,473
[5]	Thermo Fisher Scientific Inc.	1.875%	10/1/49	400	244
[3]	Trinity Health Corp.	3.434%	12/1/48	1,045	705
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	34,319
	UnitedHealth Group Inc.	6.875%	2/15/38	6,575	7,056
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	15,263
	UnitedHealth Group Inc.	2.750%	5/15/40	1,520	983
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	14,217
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	18,917
	UnitedHealth Group Inc.	3.950%	10/15/42	1,041	776
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	40,121
	UnitedHealth Group Inc.	4.250%	4/15/47	14,906	11,243
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	17,670
	UnitedHealth Group Inc.	4.250%	6/15/48	27,767	20,780
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	2,230
	UnitedHealth Group Inc.	3.700%	8/15/49	21,722	14,701
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	1,730
	UnitedHealth Group Inc.	3.250%	5/15/51	25,845	15,882
	UnitedHealth Group Inc.	4.750%	5/15/52	11,165	8,926
	UnitedHealth Group Inc.	5.875%	2/15/53	36,155	34,198
	UnitedHealth Group Inc.	5.050%	4/15/53	4,100	3,448
	UnitedHealth Group Inc.	6.050%	2/15/63	3,400	3,243
	UnitedHealth Group Inc.	5.200%	4/15/63	6,125	5,119
	Wyeth LLC	6.500%	2/1/34	1,240	1,280
	Wyeth LLC	5.950%	4/1/37	53,438	52,630
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	645
					1,597,778
Industrials (3.7%)
[6]	Air Canada	3.875%	8/15/26	195	177
[6]	Allison Transmission Inc.	4.750%	10/1/27	221	202
[6]	American Airlines Inc.	11.750%	7/15/25	50	53
[6]	American Airlines Inc.	7.250%	2/15/28	55	51
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	125	122
[3,6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	460	415
	Boeing Co.	3.500%	3/1/39	760	517
	Boeing Co.	5.705%	5/1/40	1,500	1,326
	Boeing Co.	5.805%	5/1/50	1,500	1,293
	Boeing Co.	5.930%	5/1/60	2,300	1,935
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	1,719
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	19,666
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	32,408
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	8,861
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,470	2,143
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	16,500	13,844
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	34,304
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	9,224
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	8,780
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,082	3,682
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	13,501
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	12,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,000	2,371
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	10,604
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,830	3,315
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,450	3,843
	Canadian National Railway Co.	3.200%	8/2/46	1,000	636
	Canadian National Railway Co.	3.650%	2/3/48	28,169	19,477
	Canadian National Railway Co.	4.450%	1/20/49	1,000	777
	Canadian National Railway Co.	4.400%	8/5/52	2,405	1,856
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,490	2,635
[6]	Cargo Aircraft Management Inc.	4.750%	2/1/28	100	88
	Caterpillar Inc.	6.050%	8/15/36	2,968	3,007
	Caterpillar Inc.	3.803%	8/15/42	26,112	19,734
[6]	Chart Industries Inc.	7.500%	1/1/30	30	29
[6]	Chart Industries Inc.	9.500%	1/1/31	20	21
	Delta Air Lines Inc.	2.900%	10/28/24	70	67
	Delta Air Lines Inc.	3.750%	10/28/29	160	136
	Eaton Corp.	4.700%	8/23/52	2,335	1,896
[6]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	105	100
	Emerson Electric Co.	2.800%	12/21/51	4,130	2,341
[6]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	53	52
	General Dynamics Corp.	4.250%	4/1/40	8,325	6,745
[7]	Heathrow Funding Ltd.	5.875%	5/13/43	400	446
	Honeywell International Inc.	5.000%	2/15/33	6,990	6,601
	Honeywell International Inc.	4.500%	1/15/34	3,840	3,450
	Honeywell International Inc.	5.700%	3/15/36	10,300	10,069
	Honeywell International Inc.	5.700%	3/15/37	6,250	6,098
[3]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	1,203	995
	L3Harris Technologies Inc.	5.600%	7/31/53	2,310	2,040
	Lockheed Martin Corp.	4.750%	2/15/34	4,000	3,674
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,633
	Lockheed Martin Corp.	4.500%	5/15/36	12,189	10,674
	Lockheed Martin Corp.	4.070%	12/15/42	7,394	5,723
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	6,237
	Lockheed Martin Corp.	4.700%	5/15/46	4,544	3,752
	Lockheed Martin Corp.	2.800%	6/15/50	26,945	15,717
	Lockheed Martin Corp.	4.090%	9/15/52	29,552	21,792
	Lockheed Martin Corp.	4.150%	6/15/53	58,665	43,597
	Lockheed Martin Corp.	4.300%	6/15/62	4,070	2,975
	Lockheed Martin Corp.	5.900%	11/15/63	12,770	12,195
[6]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	305	301
	Norfolk Southern Corp.	4.550%	6/1/53	3,390	2,558
	Northrop Grumman Corp.	5.250%	5/1/50	700	608
	Northrop Grumman Corp.	4.950%	3/15/53	12,410	10,279
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	908
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	694
	Rockwell Automation Inc.	2.800%	8/15/61	16,045	8,599
[6]	Rolls-Royce plc	3.625%	10/14/25	50	47
[6]	Rolls-Royce plc	5.750%	10/15/27	160	152
	RTX Corp.	4.500%	6/1/42	1,000	776
	RTX Corp.	4.050%	5/4/47	4,000	2,794
	RTX Corp.	5.375%	2/27/53	1,190	1,008
[6]	Spirit AeroSystems Inc.	7.500%	4/15/25	29	29
[6]	Spirit AeroSystems Inc.	9.375%	11/30/29	246	253
[6]	TopBuild Corp.	3.625%	3/15/29	45	38
[6]	TopBuild Corp.	4.125%	2/15/32	85	67
[6]	TransDigm Inc.	6.250%	3/15/26	294	288
[6]	TransDigm Inc.	6.750%	8/15/28	60	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransDigm Inc.	4.625%	1/15/29	215	185
[6]	TransDigm Inc.	6.875%	12/15/30	105	102
[6]	Triumph Group Inc.	9.000%	3/15/28	85	82
	Union Pacific Corp.	3.600%	9/15/37	18,335	14,086
	Union Pacific Corp.	3.375%	2/14/42	20,855	14,530
	Union Pacific Corp.	3.500%	2/14/53	10,370	6,708
	Union Pacific Corp.	3.550%	5/20/61	7,500	4,563
	Union Pacific Corp.	5.150%	1/20/63	31,730	26,223
	Union Pacific Corp.	3.850%	2/14/72	8,140	5,168
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,670	1,336
[6]	United Airlines Inc.	4.375%	4/15/26	405	377
[6]	United Airlines Inc.	4.625%	4/15/29	300	254
	United Parcel Service Inc.	4.875%	11/15/40	3,000	2,625
	United Parcel Service Inc.	4.250%	3/15/49	2,000	1,516
	United Parcel Service Inc.	3.400%	9/1/49	3,837	2,568
	United Parcel Service Inc.	5.300%	4/1/50	2,205	1,972
					516,311
Materials (1.2%)
[6]	Advanced Drainage Systems Inc.	6.375%	6/15/30	50	47
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,830	1,186
	Air Products and Chemicals Inc.	2.800%	5/15/50	2,040	1,203
[6]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	93	70
[6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	52	50
[6]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	175	119
	Ball Corp.	2.875%	8/15/30	324	253
	Ball Corp.	3.125%	9/15/31	165	128
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	29,647	23,168
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	6,251	5,391
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	11,165	10,143
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	160	158
[6]	Canpack SA / Canpack US LLC	3.875%	11/15/29	405	316
[6]	Chemours Co.	4.625%	11/15/29	385	298
[6]	Corp. Nacional del Cobre de Chile	6.300%	9/8/53	25,565	22,020
	Ecolab Inc.	3.950%	12/1/47	1,558	1,135
	Ecolab Inc.	2.125%	8/15/50	12,370	6,084
	Ecolab Inc.	2.700%	12/15/51	40,570	22,305
[6]	Element Solutions Inc.	3.875%	9/1/28	127	109
	FMC Corp.	6.375%	5/18/53	2,050	1,718
[6]	Graphic Packaging International LLC	3.500%	3/15/28	57	50
[6]	Graphic Packaging International LLC	3.750%	2/1/30	15	12
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	445	413
[6]	Ingevity Corp.	3.875%	11/1/28	35	29
[6]	Kaiser Aluminum Corp.	4.500%	6/1/31	245	181
	Linde Inc.	3.550%	11/7/42	1,799	1,286
[5]	Linde plc	1.625%	3/31/35	500	406
[6]	Novelis Corp.	4.750%	1/30/30	115	98
[6]	Novelis Corp.	3.875%	8/15/31	199	156
	Nutrien Ltd.	5.875%	12/1/36	1,520	1,410
	Nutrien Ltd.	5.800%	3/27/53	1,655	1,447
[6]	Olympus Water US Holding Corp.	4.250%	10/1/28	88	70
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	195	191
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	40	37
[6]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	215	184
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,000	1,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	27,410	15,258
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	22,987
	Rio Tinto Finance USA plc	5.125%	3/9/53	21,575	18,578
[6]	Sealed Air Corp.	6.125%	2/1/28	20	19
[6]	Sealed Air Corp.	5.000%	4/15/29	200	178
[6]	SNF Group SACA	3.125%	3/15/27	305	269
[6]	SNF Group SACA	3.375%	3/15/30	240	192
[6]	WR Grace Holdings LLC	5.625%	8/15/29	230	178
[6]	WR Grace Holdings LLC	7.375%	3/1/31	30	28
					161,349
Real Estate (0.4%)
	Agree LP	2.600%	6/15/33	1,760	1,252
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,420	2,889
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,568	1,021
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	630	376
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,080
	Essex Portfolio LP	4.500%	3/15/48	1,700	1,223
	Kilroy Realty LP	2.650%	11/15/33	800	522
	Mid-America Apartments LP	2.875%	9/15/51	2,250	1,230
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	435	265
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	2,658
[5]	Prologis Euro Finance LLC	4.250%	1/31/43	600	544
	Prologis LP	5.125%	1/15/34	1,500	1,374
	Prologis LP	5.250%	6/15/53	14,587	12,276
	Public Storage Operating Co.	5.350%	8/1/53	3,930	3,382
[5]	Realty Income Corp.	5.125%	7/6/34	300	310
	SBA Communications Corp.	3.875%	2/15/27	205	187
	SBA Communications Corp.	3.125%	2/1/29	115	95
	Simon Property Group LP	6.750%	2/1/40	1,100	1,079
	Simon Property Group LP	4.250%	10/1/44	3,005	2,108
	Simon Property Group LP	3.250%	9/13/49	33,520	19,424
	Simon Property Group LP	3.800%	7/15/50	1,600	1,017
	Simon Property Group LP	5.850%	3/8/53	1,300	1,130
[5]	Vonovia Finance BV	1.000%	1/28/41	300	156
					55,598
Technology (9.8%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,410	2,628
	Apple Inc.	2.375%	2/8/41	9,100	5,809
	Apple Inc.	3.850%	5/4/43	51,554	39,845
	Apple Inc.	3.450%	2/9/45	39,295	28,073
	Apple Inc.	4.375%	5/13/45	25,166	20,629
	Apple Inc.	4.650%	2/23/46	36,677	31,246
	Apple Inc.	3.850%	8/4/46	42,065	31,532
	Apple Inc.	4.250%	2/9/47	33,690	27,212
	Apple Inc.	3.750%	9/12/47	5,000	3,655
	Apple Inc.	3.750%	11/13/47	24,095	17,662
	Apple Inc.	2.950%	9/11/49	33,382	20,781
	Apple Inc.	2.400%	8/20/50	4,140	2,304
	Apple Inc.	2.650%	2/8/51	59,650	34,244
	Apple Inc.	2.700%	8/5/51	53,725	31,036
	Apple Inc.	3.950%	8/8/52	15,965	11,830
	Apple Inc.	4.850%	5/10/53	25,395	22,045
	Apple Inc.	2.850%	8/5/61	1,600	887
	Apple Inc.	4.100%	8/8/62	22,070	16,168
	Applied Materials Inc.	5.100%	10/1/35	95	90
	Applied Materials Inc.	4.350%	4/1/47	1,775	1,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Block Inc.	3.500%	6/1/31	25	19
[6]	Broadcom Inc.	3.137%	11/15/35	2,500	1,762
[6]	Broadcom Inc.	3.187%	11/15/36	2,230	1,544
[6]	Broadcom Inc.	4.926%	5/15/37	3,880	3,225
	Cisco Systems Inc.	5.900%	2/15/39	13,465	13,396
	Cisco Systems Inc.	5.500%	1/15/40	17,202	16,319
[6]	Cloud Software Group Inc.	6.500%	3/31/29	25	22
[6]	CommScope Inc.	7.125%	7/1/28	136	52
	Dell International LLC / EMC Corp.	5.750%	2/1/33	9,783	9,243
	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,727	1,872
	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,000	1,931
[6]	Entegris Escrow Corp.	4.750%	4/15/29	1,980	1,779
[6]	Entegris Escrow Corp.	5.950%	6/15/30	490	448
[6]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	35	35
[6]	Imola Merger Corp.	4.750%	5/15/29	215	188
	Intel Corp.	5.625%	2/10/43	18,350	16,788
	Intel Corp.	4.100%	5/19/46	7,330	5,341
	Intel Corp.	4.100%	5/11/47	33,355	24,052
	Intel Corp.	3.734%	12/8/47	57,997	39,031
	Intel Corp.	3.250%	11/15/49	42,600	25,702
	Intel Corp.	4.750%	3/25/50	9,620	7,550
	Intel Corp.	3.050%	8/12/51	17,768	10,172
	Intel Corp.	4.900%	8/5/52	30,465	24,271
	Intel Corp.	5.700%	2/10/53	28,800	25,762
	Intel Corp.	3.100%	2/15/60	19,740	10,654
	Intel Corp.	3.200%	8/12/61	3,400	1,858
	Intel Corp.	5.050%	8/5/62	23,310	18,383
	Intel Corp.	5.900%	2/10/63	14,300	12,931
	International Business Machines Corp.	4.150%	5/15/39	29,305	22,995
	International Business Machines Corp.	4.000%	6/20/42	4,443	3,309
	International Business Machines Corp.	4.250%	5/15/49	35,713	26,101
	International Business Machines Corp.	3.430%	2/9/52	13,845	8,549
	International Business Machines Corp.	4.900%	7/27/52	21,500	17,238
	Intuit Inc.	5.500%	9/15/53	19,955	18,124
	KLA Corp.	5.000%	3/15/49	1,256	1,050
	KLA Corp.	4.950%	7/15/52	3,790	3,174
	Mastercard Inc.	3.950%	2/26/48	20,075	15,083
	Mastercard Inc.	3.650%	6/1/49	2,422	1,709
	Mastercard Inc.	3.850%	3/26/50	4,500	3,286
	Mastercard Inc.	2.950%	3/15/51	3,000	1,832
[6]	McAfee Corp.	7.375%	2/15/30	114	91
	Microsoft Corp.	2.525%	6/1/50	185,072	105,702
	Microsoft Corp.	2.921%	3/17/52	94,207	58,123
	Microsoft Corp.	2.675%	6/1/60	58,124	32,086
	Microsoft Corp.	3.041%	3/17/62	49,409	29,438
	NVIDIA Corp.	3.500%	4/1/40	22,525	16,863
	NVIDIA Corp.	3.500%	4/1/50	32,660	22,334
	NVIDIA Corp.	3.700%	4/1/60	13,140	8,866
	Oracle Corp.	6.500%	4/15/38	17,605	17,163
	Oracle Corp.	5.375%	7/15/40	19,240	16,368
	Oracle Corp.	4.125%	5/15/45	24,805	17,209
	Oracle Corp.	4.000%	7/15/46	22,790	15,285
	Oracle Corp.	3.950%	3/25/51	10,000	6,491
	Oracle Corp.	6.900%	11/9/52	7,600	7,484
	QUALCOMM Inc.	4.800%	5/20/45	12,300	10,363
	QUALCOMM Inc.	4.300%	5/20/47	43,145	32,957
	QUALCOMM Inc.	4.500%	5/20/52	19,500	14,990
	QUALCOMM Inc.	6.000%	5/20/53	25,365	24,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	3.250%	12/1/49	2,000	1,246
	S&P Global Inc.	3.700%	3/1/52	59,428	40,156
	Salesforce Inc.	2.700%	7/15/41	5,150	3,313
	Salesforce Inc.	2.900%	7/15/51	30,670	18,027
	Salesforce Inc.	3.050%	7/15/61	20,640	11,493
[6]	Seagate HDD Cayman	8.250%	12/15/29	25	25
[6]	Seagate HDD Cayman	8.500%	7/15/31	45	46
[6]	SS&C Technologies Inc.	5.500%	9/30/27	287	270
	Texas Instruments Inc.	3.875%	3/15/39	6,056	4,809
	Texas Instruments Inc.	4.100%	8/16/52	1,250	919
	Texas Instruments Inc.	5.000%	3/14/53	21,310	18,152
	Texas Instruments Inc.	5.050%	5/18/63	18,850	15,726
	Visa Inc.	2.700%	4/15/40	4,500	3,010
	Visa Inc.	4.300%	12/14/45	38,196	30,488
	Visa Inc.	3.650%	9/15/47	37,123	26,704
					1,356,483
Utilities (14.9%)
	AEP Transmission Co. LLC	3.750%	12/1/47	38,300	25,972
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	4,096
	AEP Transmission Co. LLC	3.800%	6/15/49	5,436	3,698
	AEP Transmission Co. LLC	3.650%	4/1/50	3,525	2,330
	AEP Transmission Co. LLC	4.500%	6/15/52	8,950	6,811
	AEP Transmission Co. LLC	5.400%	3/15/53	1,130	988
	Alabama Power Co.	6.000%	3/1/39	9,745	9,253
	Alabama Power Co.	5.500%	3/15/41	26,874	23,941
	Alabama Power Co.	5.200%	6/1/41	14,920	12,889
	Alabama Power Co.	3.850%	12/1/42	1,065	766
	Alabama Power Co.	3.750%	3/1/45	23,325	16,076
	Alabama Power Co.	3.450%	10/1/49	1,944	1,224
	Alabama Power Co.	3.125%	7/15/51	2,700	1,566
	Ameren Illinois Co.	4.500%	3/15/49	27,960	21,893
	Ameren Illinois Co.	2.900%	6/15/51	6,730	3,790
	Ameren Illinois Co.	5.900%	12/1/52	1,085	1,029
	Appalachian Power Co.	6.700%	8/15/37	17,970	17,823
	Appalachian Power Co.	4.400%	5/15/44	1,995	1,447
	Appalachian Power Co.	3.700%	5/1/50	3,760	2,375
	Arizona Public Service Co.	2.650%	9/15/50	3,251	1,659
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,090
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,605
	Atmos Energy Corp.	3.375%	9/15/49	2,890	1,821
	Atmos Energy Corp.	6.200%	11/15/53	2,620	2,543
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,164
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	19,331
	Baltimore Gas and Electric Co.	4.550%	6/1/52	1,840	1,402
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,890	4,673
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	21,075
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	45,725	35,043
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,604	7,772
[6]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	23,564
[7]	Cadent Finance plc	2.750%	9/22/46	200	131
[6]	Calpine Corp.	5.125%	3/15/28	295	264
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,200	2,972
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	832
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,312
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	3,800	3,111
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	330	291
	CenterPoint Energy Inc.	3.700%	9/1/49	1,244	793
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,615	1,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Clearway Energy Operating LLC	3.750%	2/15/31	230	180
	CMS Energy Corp.	4.875%	3/1/44	2,902	2,372
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	2,308
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	14,866
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	12,135
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	12,770
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	12,211
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	8,346
	Commonwealth Edison Co.	3.650%	6/15/46	13,732	9,202
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	6,265
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	9,562
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,154
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	1,214
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	814
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,020
	Commonwealth Edison Co.	5.300%	2/1/53	2,170	1,876
	Connecticut Light and Power Co.	6.350%	6/1/36	14,382	14,275
	Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,055
	Connecticut Light and Power Co.	4.150%	6/1/45	16,885	12,686
	Connecticut Light and Power Co.	4.000%	4/1/48	6,645	4,760
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	623
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	9,450
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	10,383
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,925	10,217
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	7,656
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	852	766
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	7,815
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	6,272
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	38,148
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	4,314
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	4,753
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	3,715	2,532
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,995	2,302
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,000	703
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,000	1,396
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	38,421	22,477
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,425	4,041
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	2,285	1,590
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	947	680
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	25,563	13,409
	Constellation Energy Generation LLC	6.500%	10/1/53	2,460	2,316
	Consumers Energy Co.	3.250%	8/15/46	3,270	2,081
	Consumers Energy Co.	3.750%	2/15/50	1,944	1,321
	Consumers Energy Co.	3.100%	8/15/50	33,646	20,575
	Consumers Energy Co.	2.650%	8/15/52	11,455	6,212
	Consumers Energy Co.	4.200%	9/1/52	11,380	8,347
	Consumers Energy Co.	2.500%	5/1/60	12,610	6,073
	Dominion Energy Inc.	4.900%	8/1/41	6,000	4,792
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	11,446
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	2,673
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	1,853
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	2,935	2,855
	DTE Electric Co.	4.300%	7/1/44	3,320	2,542
	DTE Electric Co.	3.700%	3/15/45	2,910	2,010
	DTE Electric Co.	2.950%	3/1/50	2,235	1,292
	DTE Electric Co.	3.250%	4/1/51	2,000	1,213
	DTE Electric Co.	3.650%	3/1/52	10,715	7,017
	DTE Electric Co.	5.400%	4/1/53	2,260	1,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.100%	6/1/37	11,230	10,874
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	7,896
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	12,447
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	30,775
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,117
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,000	1,376
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,005
	Duke Energy Carolinas LLC	3.200%	8/15/49	947	569
	Duke Energy Carolinas LLC	3.450%	4/15/51	10,945	6,845
	Duke Energy Carolinas LLC	3.550%	3/15/52	1,300	825
	Duke Energy Florida LLC	6.350%	9/15/37	758	749
	Duke Energy Florida LLC	5.650%	4/1/40	3,350	3,059
	Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,042
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,264
	Duke Energy Florida LLC	4.200%	7/15/48	2,950	2,139
	Duke Energy Florida LLC	3.000%	12/15/51	2,450	1,388
	Duke Energy Indiana LLC	6.120%	10/15/35	1,000	976
	Duke Energy Indiana LLC	6.350%	8/15/38	775	765
	Duke Energy Indiana LLC	6.450%	4/1/39	1,311	1,308
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	9,531
	Duke Energy Indiana LLC	4.900%	7/15/43	29,514	24,256
	Duke Energy Indiana LLC	3.250%	10/1/49	2,465	1,480
	Duke Energy Indiana LLC	2.750%	4/1/50	9,000	4,831
	Duke Energy Indiana LLC	5.400%	4/1/53	9,060	7,773
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	6,793
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	725
	Duke Energy Ohio Inc.	5.650%	4/1/53	3,305	2,932
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,677
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	16,980
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	21,866
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	16,095
	Duke Energy Progress LLC	3.700%	10/15/46	22,000	14,555
	Duke Energy Progress LLC	3.600%	9/15/47	2,000	1,312
	Duke Energy Progress LLC	2.500%	8/15/50	1,000	513
	Duke Energy Progress LLC	2.900%	8/15/51	14,785	8,200
	Duke Energy Progress LLC	4.000%	4/1/52	7,295	4,999
[6]	Electricite de France SA	6.250%	5/23/33	2,935	2,853
[5]	Enel Finance International NV	4.500%	2/20/43	500	476
[5]	Engie SA	4.250%	1/11/43	400	386
	Entergy Arkansas LLC	2.650%	6/15/51	2,665	1,387
	Entergy Louisiana LLC	4.000%	3/15/33	651	546
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	836
	Entergy Louisiana LLC	4.200%	9/1/48	1,400	998
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,066
	Entergy Louisiana LLC	2.900%	3/15/51	2,800	1,546
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	818
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	929
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	4,808
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	311
	Exelon Corp.	4.100%	3/15/52	2,365	1,608
	FirstEnergy Corp.	2.650%	3/1/30	1,475	1,190
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,425
	Florida Power & Light Co.	5.960%	4/1/39	947	920
	Florida Power & Light Co.	5.690%	3/1/40	663	630
	Florida Power & Light Co.	5.250%	2/1/41	2,779	2,490
	Florida Power & Light Co.	3.950%	3/1/48	5,859	4,195
	Florida Power & Light Co.	3.990%	3/1/49	2,890	2,072
	Georgia Power Co.	4.750%	9/1/40	33,945	27,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	4.300%	3/15/42	15,551	11,893
	Georgia Power Co.	3.700%	1/30/50	17,230	11,332
	Idaho Power Co.	5.500%	3/15/53	1,530	1,335
	Indiana Michigan Power Co.	5.625%	4/1/53	4,945	4,388
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	17,330	14,959
	Kentucky Utilities Co.	5.125%	11/1/40	5,084	4,295
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	13,313
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,157
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	12,292
[6]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	7,080
	MidAmerican Energy Co.	5.800%	10/15/36	1,473	1,427
	MidAmerican Energy Co.	4.800%	9/15/43	22,525	18,467
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	18,416
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,424
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	11,473
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	600
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	670
	MidAmerican Energy Co.	5.850%	9/15/54	6,615	6,193
[6]	Monongahela Power Co.	5.400%	12/15/43	10,640	8,983
[7]	National Grid Electricity Transmission plc	5.272%	1/18/43	300	317
[5]	National Grid plc	4.275%	1/16/35	300	300
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	1,795
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	9,549
	Nevada Power Co.	5.450%	5/15/41	21,620	18,875
	Nevada Power Co.	6.000%	3/15/54	950	873
[6]	New England Power Co.	2.807%	10/6/50	15,615	8,407
[6]	NextEra Energy Operating Partners LP	4.250%	7/15/24	15	15
[6]	NextEra Energy Operating Partners LP	3.875%	10/15/26	35	32
	Northern States Power Co.	6.250%	6/1/36	780	777
	Northern States Power Co.	6.200%	7/1/37	1,944	1,931
	Northern States Power Co.	5.350%	11/1/39	758	686
	Northern States Power Co.	3.400%	8/15/42	1,000	683
	Northern States Power Co.	4.000%	8/15/45	805	576
	Northern States Power Co.	3.600%	9/15/47	12,525	8,400
	Northern States Power Co.	4.200%	9/1/48	12,250	8,555
	Northern States Power Co.	2.600%	6/1/51	14,765	7,840
	Northern States Power Co.	4.500%	6/1/52	3,000	2,303
	Northern States Power Co.	5.100%	5/15/53	21,580	18,296
	NRG Energy Inc.	6.625%	1/15/27	24	23
	NSTAR Electric Co.	3.100%	6/1/51	1,000	584
	Oglethorpe Power Corp.	5.050%	10/1/48	8,535	6,606
	Ohio Power Co.	4.000%	6/1/49	2,724	1,890
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	1,575
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	2,795
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	11,604
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	953
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,195	1,463
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	5,370
	Pacific Gas and Electric Co.	4.950%	7/1/50	4,900	3,423
	Pacific Gas and Electric Co.	6.750%	1/15/53	17,809	15,796
	Pacific Gas and Electric Co.	6.700%	4/1/53	2,676	2,378
	PacifiCorp	5.250%	6/15/35	1,232	1,090
	PacifiCorp	6.100%	8/1/36	1,420	1,362
	PacifiCorp	6.250%	10/15/37	1,957	1,859
	PacifiCorp	6.350%	7/15/38	34,644	33,683
	PacifiCorp	6.000%	1/15/39	12,981	11,894
	PacifiCorp	4.125%	1/15/49	5,737	3,836
	PacifiCorp	4.150%	2/15/50	22,050	14,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PECO Energy Co.	4.800%	10/15/43	10,365	8,357
	PECO Energy Co.	4.150%	10/1/44	396	294
	PECO Energy Co.	3.700%	9/15/47	15,500	10,644
	PECO Energy Co.	3.900%	3/1/48	5,890	4,180
	PECO Energy Co.	3.050%	3/15/51	3,000	1,743
	PECO Energy Co.	4.600%	5/15/52	1,500	1,167
	PECO Energy Co.	4.375%	8/15/52	3,800	2,857
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,365
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,177
	Potomac Electric Power Co.	7.900%	12/15/38	142	163
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	10,287
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	10,037
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	10,846
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,001
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	8,911
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,210	1,907
	Public Service Co. of Colorado	6.250%	9/1/37	960	931
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	14,045
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	2,057
	Public Service Co. of Colorado	3.800%	6/15/47	2,260	1,519
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	23,397
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	4,159
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,050	896
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,354
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	2,020
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	659
	Public Service Electric and Gas Co.	2.700%	5/1/50	19,725	10,982
	Public Service Electric and Gas Co.	3.000%	3/1/51	8,047	4,740
	Public Service Electric and Gas Co.	5.125%	3/15/53	19,940	17,152
	Puget Sound Energy Inc.	6.274%	3/15/37	473	460
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	949
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	14,580
	Puget Sound Energy Inc.	4.300%	5/20/45	379	276
	Puget Sound Energy Inc.	4.223%	6/15/48	22,045	15,959
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	21,062
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	7,762
[3,6]	Rayburn Country Securitization LLC	3.025%	12/1/43	8,724	6,367
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,604
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	672
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	1,440
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	852
	San Diego Gas & Electric Co.	3.700%	3/15/52	21,475	13,973
[7]	Severn Trent Utilities Finance plc	4.875%	1/24/42	400	405
	Southern California Edison Co.	5.625%	2/1/36	925	844
	Southern California Edison Co.	5.950%	2/1/38	12,915	12,005
	Southern California Edison Co.	4.500%	9/1/40	14,228	11,032
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,219
	Southern California Edison Co.	3.900%	3/15/43	21,775	15,102
	Southern California Edison Co.	4.650%	10/1/43	21,739	16,792
	Southern California Edison Co.	3.600%	2/1/45	3,837	2,495
	Southern California Edison Co.	4.000%	4/1/47	41,120	28,193
	Southern California Edison Co.	4.125%	3/1/48	40,632	28,196
	Southern California Edison Co.	4.875%	3/1/49	1,415	1,104
	Southern California Edison Co.	3.650%	2/1/50	12,650	8,035
	Southern California Edison Co.	2.950%	2/1/51	1,505	837
	Southern California Edison Co.	3.450%	2/1/52	23,965	14,346
	Southern California Edison Co.	5.450%	6/1/52	23,110	19,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	5.700%	3/1/53	4,381	3,810
	Southern California Edison Co.	5.875%	12/1/53	16,812	14,980
	Southern California Gas Co.	5.125%	11/15/40	1,870	1,593
	Southern California Gas Co.	4.125%	6/1/48	30,835	21,601
	Southern California Gas Co.	4.300%	1/15/49	15,075	10,822
	Southern California Gas Co.	6.350%	11/15/52	6,090	5,900
	Southern California Gas Co.	5.750%	6/1/53	27,605	24,429
	Southwestern Public Service Co.	4.500%	8/15/41	18,975	14,646
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	13,324
	Southwestern Public Service Co.	3.750%	6/15/49	3,490	2,264
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	6,212
	Tampa Electric Co.	3.450%	3/15/51	2,000	1,210
	Tampa Electric Co.	5.000%	7/15/52	1,380	1,104
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	11,539
	Tucson Electric Power Co.	5.500%	4/15/53	12,165	10,396
	Union Electric Co.	3.900%	9/15/42	4,326	3,104
	Union Electric Co.	4.000%	4/1/48	21,550	14,970
	Union Electric Co.	3.250%	10/1/49	2,025	1,191
	Union Electric Co.	3.900%	4/1/52	9,575	6,601
	Union Electric Co.	5.450%	3/15/53	7,415	6,473
	Virginia Electric & Power Co.	5.700%	8/15/53	13,080	11,576
	Virginia Electric and Power Co.	6.000%	5/15/37	52,203	49,872
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	1,891
	Virginia Electric and Power Co.	8.875%	11/15/38	920	1,110
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	11,696
	Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,441
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	6,053
	Virginia Electric and Power Co.	3.800%	9/15/47	34,972	23,410
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	5,593
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	853
	Virginia Electric and Power Co.	2.450%	12/15/50	19,151	9,733
	Virginia Electric and Power Co.	2.950%	11/15/51	18,922	10,554
	Virginia Electric and Power Co.	4.625%	5/15/52	19,040	14,406
	Virginia Electric and Power Co.	5.450%	4/1/53	13,690	11,733
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	105	99
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	200	183
[6]	Vistra Operations Co. LLC	7.750%	10/15/31	35	34
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	510
	Wisconsin Public Service Corp.	3.300%	9/1/49	4,034	2,469
					2,054,440
Total Corporate Bonds (Cost $14,559,528)					10,900,534
Floating Rate Loan Interests (0.0%)
[8]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	291	295
[8]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.990%	3/30/29	30	28
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	9.490%	7/21/28	234	229
[8]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	9.490%	7/21/28	16	16
[8]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.165%	3/1/29	79	75
[8]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.180%	4/11/25	11	11
Total Floating Rate Loan Interests (Cost $648)					654
Sovereign Bonds (1.1%)
[6]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Saudi Arabia	4.500%	10/26/46	450	339
	Kingdom of Saudi Arabia	3.250%	11/17/51	3,000	1,736
[6]	Kingdom of Saudi Arabia	5.000%	1/18/53	36,390	28,630
	Kingdom of Saudi Arabia	5.000%	1/18/53	6,690	5,263
[6]	OMERS Finance Trust	4.000%	4/19/52	14,000	9,724
	Republic of Chile	3.100%	5/7/41	34,285	22,288
	Republic of Chile	3.500%	1/25/50	10,784	6,787
	Republic of Chile	3.500%	4/15/53	17,590	11,015
	Republic of Chile	5.330%	1/5/54	15,220	12,821
	Republic of Chile	3.100%	1/22/61	17,745	9,497
	Republic of Chile	3.250%	9/21/71	24,130	12,817
	Republic of Indonesia	6.625%	2/17/37	3,300	3,413
[3]	Republic of Panama	3.870%	7/23/60	7,712	4,061
	Republic of Panama	4.500%	1/19/63	1,330	783
[5]	Republic of Poland	4.250%	2/14/43	2,200	2,155
	Republic of Poland	5.500%	4/4/53	3,213	2,815
	State of Israel	3.875%	7/3/50	1,095	721
	United Mexican States	6.350%	2/9/35	7,447	7,109
	United Mexican States	6.338%	5/4/53	4,252	3,689
Total Sovereign Bonds (Cost $204,731)					147,094
Taxable Municipal Bonds (9.7%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	40,386	40,219
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	25,461
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	10,751
	California GO	5.125%	3/1/38	2,300	2,098
	California GO	4.600%	4/1/38	31,195	27,174
	California GO	7.550%	4/1/39	6,500	7,417
	California GO	7.300%	10/1/39	27,286	30,080
	California GO	7.350%	11/1/39	1,000	1,107
	California GO	7.625%	3/1/40	3,770	4,290
	California GO	7.600%	11/1/40	60,685	69,397
	California GO	5.875%	10/1/41	22,060	21,114
	California GO	5.200%	3/1/43	13,435	11,755
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	1,950	1,591
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,066	1,234
	California State University College & University Revenue	3.899%	11/1/47	1,620	1,198
	California State University College & University Revenue	2.975%	11/1/51	27,825	16,571
	California State University College & University Revenue	2.719%	11/1/52	10,925	6,370
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	9,401
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	42,170	44,407
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,360	9,893
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	14,364
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	15,961
	Commonwealth of Massachusetts GO	2.514%	7/1/41	6,670	4,369
	Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	26,431
	Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	4,055
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	15,349
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	10,833
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	2,160	1,624
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	1,570
	Duke University College & University Revenue	5.850%	4/1/37	29,490	29,736
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	901	918
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	324	330
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	17,157
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,296
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	2,690	1,656
	Houston TX GO	3.961%	3/1/47	1,500	1,177
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	10,462
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,193
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	17,893
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	14,225	8,721
	Los Angeles CA Unified School District GO	6.758%	7/1/34	25,950	27,428
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	14,748
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	369
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	1,849	1,981
	Los Angeles Department of Water & Power Water System Water Revenue	6.008%	7/1/39	1,136	1,138
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	2,300	2,149
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/40	1,165	786
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	16,390	11,442
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	3,808
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	52,780	59,118
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	198
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	755
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	1,525	1,252
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,348
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	5,646
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	3,607	4,055
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	40,361	44,133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/42	12,711	12,176
New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	18,114	17,811
New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	6,843	6,773
New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	32,580	31,566
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	2,745
New York NY GO	5.590%	3/1/35	947	931
New York NY GO	6.271%	12/1/37	550	564
New York NY GO	5.263%	10/1/52	10,670	9,753
New York NY GO	5.828%	10/1/53	22,280	21,965
New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	15,484
New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	183
New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	8,129
New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	16,310	14,427
North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	24,940
Ohio State University College & University Revenue	4.910%	6/1/40	12,300	10,921
Ohio State University College & University Revenue	4.800%	6/1/11	17,638	13,786
Pennsylvania State University College & University Revenue	2.790%	9/1/43	1,000	672
Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	565	372
Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	10,805
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	14,546
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	9,704
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	21,424
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	5,730	5,024
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	46,790	36,173
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	31,474	18,248
Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	44,030	27,586
Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	874
Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	18,010
Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,235	13,354
Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	27,706
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	10,407
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,119
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	717	656
San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	1,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	3,975	2,621
	Texas GO	5.517%	4/1/39	2,750	2,643
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	3,450	3,190
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	2,959
	Texas Transportation Commission GO	2.472%	10/1/44	8,625	5,337
	University of California College & University Revenue	5.770%	5/15/43	473	457
	University of California College & University Revenue	3.931%	5/15/45	17,840	14,699
	University of California College & University Revenue	4.858%	5/15/12	32,222	25,160
	University of California College & University Revenue	4.767%	5/15/15	14,875	11,377
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	9,408
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	901
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	32,500	19,278
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,765	7,722
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	790	455
	University of Michigan College & University Revenue	2.437%	4/1/40	1,500	971
	University of Michigan College & University Revenue	3.599%	4/1/47	26,363	20,290
	University of Michigan College & University Revenue	3.504%	4/1/52	19,835	13,553
	University of Michigan College & University Revenue	3.504%	4/1/52	14,898	10,179
	University of Minnesota College & University Revenue	4.048%	4/1/52	21,515	16,446
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	5,501
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	7,953
	University of Virginia College & University Revenue	2.256%	9/1/50	17,580	9,355
	University of Virginia College & University Revenue	2.584%	11/1/51	2,025	1,154
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	19,259
	Washington GO	5.481%	8/1/39	852	808
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	2,885
Total Taxable Municipal Bonds (Cost $1,604,821)					1,334,020
				Shares
Temporary Cash Investments (2.6%)
Money Market Fund (0.3%)
[12]	Vanguard Market Liquidity Fund	5.420%		389,091	38,905

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (2.3%)
Bank of America Securities, LLC (Dated 10/31/23, Repurchase Value $43,006,000, collateralized by U.S. Treasury Note/Bond 1.500%, 1/31/2027, with a value of $43,860,000)	5.300%	11/1/23	43,000	43,000
Barclays Capital Inc. (Dated 10/31/23, Repurchase Value $47,307,000, collateralized by U.S. Treasury Note/Bond 3.625%, 5/15/26, with a value of $48,246,000)	5.300%	11/1/23	47,300	47,300
Citigroup Global Markets Inc. (Dated 10/31/23, Repurchase Value $79,112,000, collateralized by U.S. Treasury Note/Bond 2.750%–3.125%, 7/31/27–11/15/28, with a value of $80,682,000)	5.280%	11/1/23	79,100	79,100
JP Morgan Securities LLC (Dated 10/31/23, Repurchase Value $12,002,000, collateralized by U.S. Treasury Note/Bond 1.250%, 6/30/28, with a value of $12,240,000)	5.290%	11/1/23	12,000	12,000
RBC Capital Markets LLC (Dated 10/31/23, Repurchase Value $54,408,000, collateralized by U.S. Treasury Note/Bond 1.375%–3.625%, 11/30/23–5/15/32, with a value of $55,488,000)	5.290%	11/1/23	54,400	54,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 10/31/23, Repurchase Value $81,812,000, collateralized by Ginnie Mae 2.500%, 4/20/51, with a value of $83,436,000)	5.310%	11/1/23	81,800	81,800
				317,600
Total Temporary Cash Investments (Cost $356,505)				356,505
Total Investments (99.2%) (Cost $17,836,873)				13,680,401
Other Assets and Liabilities—Net (0.8%)				107,637
Net Assets (100%)				13,788,038
Cost is in $000.
1	Securities with a value of $36,523,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $9,758,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in euro.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $601,910,000, representing 4.4% of net assets.
7	Face amount denominated in British pounds.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	123	12,851	(34)
Long U.S. Treasury Bond	December 2023	45	4,925	6
Ultra 10-Year U.S. Treasury Note	December 2023	2,432	264,670	(7,580)
Ultra Long U.S. Treasury Bond	December 2023	693	78,006	(318)
				(7,926)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2023	(8)	(1,619)	1
5-Year U.S. Treasury Note	December 2023	(157)	(16,403)	161
10-Year Japanese Government Bond	December 2023	(16)	(15,174)	250
10-Year U.S. Treasury Note	December 2023	(967)	(102,668)	163
Euro-Bund	December 2023	(32)	(4,367)	56
Euro-Buxl	December 2023	(28)	(3,568)	369
Long Gilt	December 2023	(18)	(2,038)	33
Long U.S. Treasury Bond	December 2023	(219)	(23,967)	(145)
				888
				(7,038)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	12/20/23	EUR	350	USD	372	—	—
Toronto-Dominion Bank	12/20/23	GBP	1,346	USD	1,652	—	(16)
Toronto-Dominion Bank	12/20/23	JPY	11,836	USD	81	—	(2)
State Street Bank & Trust Co.	12/20/23	JPY	11,044	USD	75	—	(1)
Bank of America, N.A.	12/20/23	JPY	10,957	USD	74	—	(1)
Bank of Montreal	12/20/23	JPY	782	USD	5	—	—
HSBC Bank plc	12/20/23	USD	164	AUD	255	3	—
Bank of America, N.A.	12/20/23	USD	10,011	EUR	9,401	41	—
Morgan Stanley Capital Services Inc.	12/20/23	USD	281	EUR	265	—	(1)
Bank of New York	12/20/23	USD	3,916	GBP	3,158	76	—
State Street Bank & Trust Co.	12/20/23	USD	74	GBP	60	1	—
State Street Bank & Trust Co.	12/20/23	USD	65	JPY	9,632	1	—
						122	(21)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S41-V1	12/21/28	USD	1,256,270	1.000	13,199	(1,174)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	906,901	—	906,901
Asset-Backed/Commercial Mortgage-Backed Securities	—	34,693	—	34,693
Corporate Bonds	—	10,900,534	—	10,900,534
Floating Rate Loan Interests	—	654	—	654
Sovereign Bonds	—	147,094	—	147,094
Taxable Municipal Bonds	—	1,334,020	—	1,334,020
Temporary Cash Investments	38,905	317,600	—	356,505
Total	38,905	13,641,496	—	13,680,401
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,039	—	—	1,039
Forward Currency Contracts	—	122	—	122
Total	1,039	122	—	1,161
Liabilities
Futures Contracts[1]	8,077	—	—	8,077
Forward Currency Contracts	—	21	—	21
Swap Contracts	1,174[1]	—	—	1,174
Total	9,251	21	—	9,272
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.